DISCOUNTINUED OPERATION (Narrative) (Details) $ in Thousands		1 Months Ended	5 Months Ended		12 Months Ended
		Nov. 30, 2015 USD ($)	Aug. 31, 2018 CNY (¥)	Aug. 23, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 USD ($)		Dec. 31, 2015 CNY (¥)	May 24, 2018
Profit Target							$ 44,459	¥ 288,000	$ 37,050	¥ 240,000	$ 30,875		¥ 200,000
Earnout commitment recorded at fair value											25,240
Gain recognized on the disposal											244,164
Total consideration											$ 324,183
Equity interest retained											28.57%
Net book value of the target business											$ 134,497
(Loss) income on equity method investments							(2,603)		(33)		2,352
Equity transaction with a related party											8,605
Concession cost purchased											2,337
Contingent Liability							23,549		$ 23,549
Business Combination, Contingent Consideration, Liability							$ 0
Beijing Dayun Culture Communication Co., Ltd. ("Dayun Culture") [Member]
Equity transaction with a related party		$ 8,605									8,605	[1]
Noncontrolling Interest, Ownership Percentage by Parent		100.00%
Qingdao Airport AirMedia Advertising Co., Ltd ("Qingdao AM") [Member]
Concession cost purchased	[2]										1,230
Guangxi Dingyuan Media Ltd. ("Guangxi Dingyuan") [Member]
Concession cost purchased	[3]										$ 1,107
Beijing AirMedia Lianhe Advertising Company ( AirMedia Lianhe ) [Member]
Equity interest retained		20.00%
Maximum [Member]
Profit Target | ¥								¥ 1,059,200
Ownership percentage							50.00%
Scenario, Forecast [Member]
Profit Target					$ 51,128	¥ 331,200
Ownership percentage														40.00%
Variable Interest Entity, Measure of Activity, Operating Income or Loss | ¥			¥ 152,000,000	¥ 152,000,000
Interest Expense, Debt | ¥			7,840,000	7,840,000
Scenario, Forecast [Member] | Shareholder Loan [Member]
Debt Instrument, Face Amount | ¥			88,000,000	¥ 88,000,000
AM Advertising [Member]
Equity interest retained											25.00%
Fair value of the remaining equity interest											$ 79,718
(Loss) income on equity method investments											$ 2,491
Ownership percentage											75.00%
AM Advertising [Member] | Scenario, Forecast [Member]
Total consideration | ¥			304,554,000
Proceeds from Sale of Cost Method Investments | ¥			¥ 56,714,000
Cost Method Investment, Sale of Ownership Percentage			20.32%
AM Advertising [Member] | Scenario, Forecast [Member] | Mr. Man Guo [Member]
Cost Method Investment, Sale of Ownership Percentage			0.32%
AirMedia Group Inc [Member] | AM Advertising [Member] | Scenario, Forecast [Member]
Cost Method Investment, Sale of Ownership Percentage			20.00%

[1]	In November 2015, AM Advertising purchased 20% equity interest in Beijing AirMedia Lianhe Advertising Co., Ltd. (“AirMedia Lianhe”) from Dayun Culture with consideration of $8,605. After the transaction, AM Advertising held 100% equity interest in AirMedia Lianhe.
[2]	The Group purchased stand-alone digital frames concession in Qingdao airport from Qingdao AM amounting to $1,230 for the year ended December 31, 2015.
[3]	The Group purchased stand-alone digital frames, LED and lightbox concession in Nanning airport from Guangxi Dingyuan amounting to $1,107 for the years ended December 31, 2015.